Share-Based Compensation	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Share-Based Compensation
1
7
. SHARE-BASED COMPENSATION
(a) Restricted shares
During the year ended December 31, 2016, the Company issued 4,019,554 ordinary shares to Mr. Zang Jingwu Zhang, Ms. Qian Lili, Mr. Wang Zhengyi and Mr. Fang Lei (collectively the “Founders”), including the 369,301 shares which represented the equity interests of Third Venture held by the Founders, and the Company recorded share-based compensation expense of RMB18.7 million for issuance and grant of 3,650,253 ordinary shares to the Founders in June 2016.
In October 2016, the Founders entered into an arrangement with other investors of the Company, and the 87,441 ordinary shares issued to the Founders in June 2016 were canceled and out of the remaining 3,932,113 ordinary shares held by the Founders, 70% became restricted and subject to service vesting conditions, that should vest 20%, 20% and 30% over the next three years, respectively. There shall be no acceleration of the vesting schedule except that, in case of a change of control of the Company or a Qualified Public Offering, or the termination of the Founder’s employment with the Group without cause.
Deferred share-based compensation was measured for the restricted shares using the estimated fair value of the Company’s ordinary shares of US$0.77 at the date of imposition of the restriction in October 2016, and was amortized to the consolidated statements of comprehensive loss by using graded vesting method over the vesting term of 3 years. As of December 31, 2019, all the restricted shares were fully vested.

The amounts of shared-based compensation expense in relation to the restricted shares recognized in the years ended December 31, 2018, 2019 and 2020 were RMB3,520, RMB1,566 and nil, respectively.
Share-based compensation expenses related to restricted shares were included in:

	Year Ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$ (Note 2.5)
Research and development expenses	1,056	470	—	—
Administrative expenses	2,464	1,096	—	—

	3,520	1,566	—	—

(b) 2017 Employee Stock Option Plan (“2017 Plan”)
In October 2017, the Company adopted the 2017 Plan. Under the 2017 Plan, a maximum aggregate number of 13,376,865 shares that may be issued pursuant to all awards granted was approved. Stock options granted to an employee under the 2017 Plan will be exercisable upon the Company completes a listing and the employee renders service to the Company in accordance with a stipulated service schedule starting from the employee’s date of employment. Employees are generally subject to a three-year service schedule, under which an employee earns an entitlement to vest in 50% of the option grants on the second anniversary of the grant date, a vesting of the remaining 50% on the third anniversary of the applicable grant date. The stock option under 2017 Plan, to the extent then vested, shall become exercisable only upon the earlier of (i) a listing, and (ii) occurrence of a change in control.

On December 25, 2019, the Second Amended and Restated 2017 Plan was approved by the shareholders and board of directors of the Company, pursuant to which, in connection with the Company’s IPO, the maximum aggregate number of shares that may be granted pursuant to all awards under 2017 Plan shall be adjusted in accordance with a formula pre-approved
by the shareholders. In connection with above amendments to 2017 Plan, each of the Company’s founders, namely Zheru Zhang, Lili Qian, Zhengyi Wang and Lei Fang, is willing to irrevocably surrender by him or her, for no consideration, a portion of the unvested options granted to him or her, which, if vested, would entitle him or her to acquire up to 130,000 ordinary shares of the Company, par val
u
e US$0.0001 per share, at an exercise price of US$1.0, respectively, under the Second Amended and Restated 2017 Plan (in respect of each individual, the “Founder’s Surrendered Options”). On December 25, 2019, the board of directors of the Company approved that the Company accepts all Founder’s Surrendered Options from each of the founders, Zheru Zhang, Lili Qian, Zhengyi Wang and Lei Fang, for no consideration, with effect immediately prior to the completion of the IPO and such surrendered options be cancelled with effect immediately prior to the completion of the IPO.
Prior to the Company completes a listing, all stock options granted to an employee shall be forfeited at the time the employee terminates his employment with the Group. After the Company completes a listing, vested options not exercised by an employee shall be exercised until later of: (i) 90 days after the date when the options become exercisable, or (ii) 30 days after the date of cessation of employment or directorship, or such longer period as the Board of Directors may otherwise determine.
For the years ended December 31, 2018 and 2019, the Group granted 1,470,000 and 640,000 stock options respectively, to its employees (all with an exercise price of US$1).
The Group did not grant any stock options to employees for the year ended December 31, 2020. No options were exercisable as of December 31, 2019 and 6,790,924 stock options were exercisable as of December 31, 2020. No options were exercised as of December 31, 2019 and 1,439,373 stock options were exercised as of December 31, 2020.

The following table sets forth the stock options activities of 2017 Plan for the periods presented:

	Number of shares	Weighted average exercise price US$	Weighted average remaining contractual term	Aggregate intrinsic value US$
Outstanding as of December 31, 2017	11,761,596	0.94	9.50	24,890
Granted	1,470,000	1.00	—	—
Forfeited	(226,000)	1.00	—	—

Outstanding as of December 31, 2018	13,005,596	0.95	8.61	70,129
Granted	640,000	1.00	—	—
Forfeited	(397,500)	1.00	—	—
Repurchased (Note 1 7 (d))	(3,435,215)	1.00	—	—

Outstanding as of December 31 ,2019	9,812,881	0.93	7.76	47,671

Forfeited	(338,876)	1.00	—	—
Exercised	(1,439,373)	0.72	—	—
Surrendered (Note 1 7 (h))	(332,566)	1.00	—	—

Outstanding as of December 31 ,2020	7,702,066	0.97	6.75	150,415

Exercisable as of December 31, 2020	6,790,924	0.97	6.75	132,650

A summa
r
y of
non-vested
stock option activities for the year ended December 31, 2020 is presented below:

	Number of shares	Weighted average Grant date fair value US$
Non-vested at December 31, 2019	9,812,881	2.10
Vested	(6,790,924)	1.90
Exercised	(1,439,373)	1.37
Forfeited	(338,876)	2.29
Surrendered	(332,566)	1.47

Non-vested at December 31, 2020	911,142	4.96

Since the exercisability
wa
s dependent upon the listing, and it
wa
s not probable that this performance condition c
ould
 be achieved until a listing, no share-based compensation expense relating to the 2017 Plan was recorded for the year ended December 31, 2018 and 2019.
On January 17, 2020, the Group completed its IPO. After achieving this performance condition, the options continue to vest based only on service period completed according to the graded vesting schedule. The Group has begun recognizing share-based compensation expense for the options granted using the graded vesting method with a cumulative catch-up
for the service period completed to date during the year ended December 31, 2020 and recognized RMB52,802
,
RMB69,213 and
RMB4,277 share-based compensation expenses in administrative expenses
,
 research and development
expenses and equity in loss of an affiliate, respectively
relating to options vested cumulatively. According to the amendments to 2017 Plan, the maximum aggregate number of shares which may be granted pursuant to all awards under 2017 Plan was changed to 9,609,084. Each of the Group’s founders, namely Zheru Zhang, Lili Qian, Zhengyi Wang and Lei Fang surrendered 83,142 unvested stock options that were granted to him or her under 2017 Plan before, totally 332,566 unvested options, for no consideration, and these stock options were cancelled immediately.

(c) 2018 Employee Stock Option Plan (“2018 Plan”)
On February 22, 2019, the Group adopted the 2018 Plan, which was subsequently amended on July 22, 2019.

Under the amended and restated 2018 Plan, the maximum aggregate number of ordinary shares which may be issued pursuant to all awards is 14,005,745, and if the Group successfully lists on an internationally recognized securities exchange for a Qualified Public Offering by December 31, 2019, the maximum aggregate number of ordinary shares which may be issued shall be 15,452,620.
On December 25, 2019, the Second Amended and Restated 2018 Plan were approved by the shareholders and board of directors of the Company, pursuant to which, in connection with the Company’s IPO, the maximum aggregate number of shares that may be granted pursuant to all awards under 2018 Plan shall be adjusted in accordance with a formula pre-approved
by the shareholders. In connection with above amendments to 2018 Plan, the director of the Company, Dr. Jingwu Zhang Zang is willing to irrevocably surrender by him, for no consideration, of the right to acquire a certain amount of ordinary shares of the Company, par value US$0.0001 per share, at an exercise price of US$1.0 pursuant to the options granted to him under the Second Amended and Restated 2018 Plan (the “Dr. Zang’s Surrendered Options”). On December 25, 2019, the board of directors of the Company approved that the Company accepts the irrevocable surrender of Dr. Zang’s Surrendered Options for no consideration, with effect immediately prior to the completion of the IPO and such surrendered options be cancelled with effect immediately prior to the completion of the IPO.
Stock options granted to an employee under the 2018 Plan will be generally exercisable when the Company completes a listing and the employee renders service to the Company in accordance with a stipulated service schedule starting from the employee’s date of employment. The vesting schedule shall generally be a two-year
vesting schedule consisting of a cliff vesting 50% on the first anniversary of the applicable vesting commencement date, and a vesting of the remaining 50% on the second anniversary of the applicable vesting commencement date. If a listing occurs at anytime prior to any option granted under the 2018 Plan becoming full vested, and to the extent such option has been granted and outstanding, any such option shall vest in full with immediate effect upon the listing. Except as otherwise approved by the board of directors, vested portion of option shall become exercisable upon the earlier of six months after a listing or the occurrence of a change in control; provided, however that in each case, no option of an employee shall become exercisable until the third anniversary of such employee’s employment commencement date.
Pursuant to the Board of Director’s approval of 2018 Plan on February 22, 2019, the 10,893,028 stock options granted to a director of the Group under 2018 Plan were fully vested and exercisable upon the adoption of 2018 Plan. Out of aforementioned total 10,893,028 stock options, 454,940 stock options were repurchased by the Group (see Note 1
7
 (d) for further details).
The amounts of shared-based compensation expense in relation to the aforementioned grant of stock options to a director of the Group (except for those repurchased by the Group as described in Note 1
7
(d)) recognized in the year ended December 31, 2019 was RMB365,329 included in administrative expenses.

The following table sets forth the stock options activities of 2018 Plan for the years ended December 31, 2019 and 2020:

	Number of shares	Weighted average exercise price US$	Weighted average remaining contractual term	Aggregate intrinsic value US$
Outstanding as of January 1, 2019	—	—	—	—
Granted	13,991,528	1.00	—	—
Repurchased (Note 1 7 (d))	(454,940)	1.00	—	—

Outstanding as of December 31, 2019	13,536,588	1.00	8.86	64,840

Exercised	(402,000)	1.00	—	—
Surrendered (Note 1 7 (h))	(2,544,917)	1.00	—	—
Outstanding as of December 31, 2020	10,589,671	1.00	8.15	206,499

Exercisable as of December 31, 2020	9,764,670	1.00	8.15	190,411

Stock options granted to certain directors and employees of the Group were measured at fair value on the dates of grant using the Binomial Option Pricing Model with the following assumptions:

Year ended December 31, 2019
Expected volatility	54.64%-56.31%
Risk-free interest rate (per annum)	2.15%-2.75%
Exercise multiple	2.80
Expected dividend yield	—
Contractual term (in years)	10
The expected volatility was estimated based on the historical volatility of comparable peer public companies with a time horizon close to the expected term of the Group’s options. The risk-free interest rate was estimated based on the yield to maturity of U.S. treasury bonds denominated in US$ for a term consistent with the expected term of the Group’s options in effect at the option valuation date. The expected exercise multiple was estimated as the average ratio of the stock price to the exercise price when employees would decide to voluntarily exercise their vested options. As the Group did not have sufficient information of past employee exercise history, it was estimated by referencing to a widely-accepted academic research publication. Expected dividend yield is zero as the Group has never declared or paid any cash dividends on its shares, and the Group does not anticipate any dividend payments in the foreseeable future. Expected term is the contract life of the option
.
A summa
r
y of
non-vested
stock option activities for the year ended December 31, 2020 is presented below:

	Number of shares	Weighted average grant-date fair value US$
Non-vested at December 31, 2019	3,098,500	5.57
Vested	(1,871,500)	5.57
Exercise d	(402,000)	5.57

Non-vested at December 31, 2020	825,000	5.57

Stock options granted to the employees were measured at fair value on the dates of grant using the Binomial Option Pricing Model with the following assumptions:

	Year ended December 31,
	2018	2019

Expected volatility	61.32%-62.13%	54.64%
Risk-free interest rate (per annum)	2.81%-3.06%	2.15%
Exercise multiple	2.80	2.80
Expected dividend yield	—	—
Contractual term (in years)	10	10
The expected volatility was estimated based on the historical volatility of comparable peer public companies with a time horizon close to the expected term of the Group’s options. The risk-free interest rate was estimated based on the yield to maturity of U.S. treasury bonds denominated in US$ for a term consistent with the expected term of the Group’s options in effect at the option valuation date. The expected exercise multiple was estimated as the average ratio of the stock price to the exercise price when employees would decide to voluntarily exercise their vested options. As the Group did not have sufficient information of past employee exercise history, it was estimated by referencing to a widely-accepted academic research publication. Expected dividend yield is zero as the Group has never declared or paid any cash dividends on its shares, and the Group does not anticipate any dividend payments in the foreseeable future. Expected term is the contract life of the option.
Except for the aforementioned grant of stock options to a director of the Group under 2018 Plan, since the exercisability is dependent upon the listing, and it is not probable that this performance condition can be achieved until a listing, no share-based compensation expense related to the 2018 Plan was recorded for the year ended December 31, 2019.
On January 17, 2020, the Group completed its IPO. After achieving this performance condition, the options continue to vest based only on service period completed according to the graded vesting schedule. The Group has begun recognizing share-based compensation expense for the options granted using the graded vesting method with a cumulative catch-up
for the service period completed to date during the year ended December 31, 2020 and recognized RMB48,055
, RMB65,656 and
RMB226
share-based compensation expense in administrative expenses and research, development expenses and equity in loss of an affiliate, respectively relating to options vested cumulatively. According to the amendments to 2018 Plan, the maximum aggregate number of shares which may be granted pursuant to all awards under 2018 Plan was changed to
11,005,888. The director of the Company, Dr. Jingwu Zhang Zang surrendered 2,544,917 unvested options that were granted to him under 2018 Plan, for no consideration, and these stock options were cancelled immediately.

(d) Repurchase of share awards held by a director
On February 22, 2019, the amendment and restated 2017 equity incentive plan was approved by the Board of Directors of the Group, pursuant to which only the 3,435,215 stock options held by the director (see Note 1
7
(c)) under the 2017 equity incentive plan became fully vested and exercisable on February 22, 2019. As a result of the performance condition being waived, the stock options held by the director of the Group were accounted for as a Type III modification where a condition that the Group expects will not be satisfied is changed to a condition that the Group expects will be satisfied.
Additionally, on the same day, the Group repurchased such 3,435,215 stock options under the amendment and restated 2017 equity incentive plan that was held by the director of the Group along with 454,940 of his stock options under the 2018 equity incentive plan for which the share awards also became fully vested and exercisable, at a total consideration of US$21,902 (equivalent to approximately RMB148,308) at an average share price of US$5.63 per share.
For the year ended December 31, 2019, the Group recorded the total payment of US$21,902 (equivalent to approximately RMB148,308) as share-based compensation costs (included in administrative expenses) in the consolidated statement of comprehensive loss. There was no impact to the overall stockholder’s equity balance as the amended shares vested immediately and were repurchased.
(e) 2019 Share Incentive Plan (“2019 Plan”)
On October 29, 2019, the Group adopted 2019 Share Incentive Plan (the “2019 Plan”), which will become effective immediately prior to the completion of the Company’s initial public offering. Under the 2019 Plan, the maximum aggregate number of ordinary shares available for issuance shall initially be 100,000.
The options shall vest when the Group completes a listing and the employee renders service to the Group in accordance with a stipulated service schedule starting from the employee’s date of employment. Stock options granted to 3 independence directors under the 2019 Plan will be generally exercisable under the following terms:(a) a cliff vesting of 1/3 of the option on the first anniversary of the vesting commencement date (January 17, 2020); (b) a cliff vesting of 1/3 of the option on the second anniversary of the vesting commencement date (January 17, 2020); (c) a vesting of the remaining 1/3 of the option on the third anniversary of the vesting commencement date. In the last year of the grantee’s service, the options shall vest on a prorated basis to reflect the portion of the year during which the grantee provided services to the Group.
For the year ended December 31, 2020, the Group granted 72,000 stock options to 3 independent directors (all with an exercise price of US$6.09) and recognized RMB1,171 share-based compensation expenses in administrative expenses according to the options’ vesting schedule.
No options were exercisable as of December 31, 2020.
The following table sets forth the stock options activities of 2019 Plan for the year ended December 31, 2020 presented:

	Number of shares	Weighted average exercise price US$	Weighted average remaining contractual term	Aggregate intrinsic value US$
Outstanding as of December 31, 2019	—	—	—	—
Granted	72,000	6.09	—	—

Outstanding as of December 31, 2020	72,000	6.09	9.33	1,038

Exercisable as of December 31, 2020	—	—	—	—

A summary of
non-vested
stock options activity for the year ended December 31, 2020 is presented below:

	Number of shares	Weighted average grant-date fair value US$
Non-vested at December 31, 2019	—	—
Granted	72,000	4.50

Non-vested at December 31, 2020	72,000	4.50

Stock options granted to the 3 independent directors were measured at fair value on the dates of grant using the Binomial Option Pricing Model with the following assumptions:

Year Ended December 31,
2020
Expected volatility	54.88%
Risk-free interest rate (per annum)	0.79%
Exercise multiple	2.80
Expected dividend yield	—
Contractual term (in years)	10
The expected volatility was estimated based on the historical volatility of comparable peer public companies with a time horizon close to the expected term of the Group’s options. The risk-free interest rate was estimated based on the yield to maturity of U.S. treasury bonds denominated in US$ for a term consistent with the expected term of the Group’s options in effect at the option valuation date. The expected exercise multiple was estimated as the average ratio of the stock price to the exercise price when employees would decide to voluntarily exercise their vested options. As the Group did not have sufficient information of past employee exercise history, it was estimated by referencing to a widely-accepted academic research publication. Expected dividend yield is zero as the Group has never declared or paid any cash dividends on its shares, and the Group does not anticipate any dividend payments in the foreseeable future. Expected term is the contract life of the option.
(f) 2020 Plan
On July 15, 2020, the Group adopted 2020 Share Incentive Plan (“2020 Plan”). Under the 2020 Plan, the maximum aggregate number of shares authorized to be issued is 10,760,513 ordinary shares, provided that the maximum number of shares to be issued in the form of restricted share units shall not exceed 7,686,081 ordinary shares.
Stock options granted to employees under the 2020 Plan are graded vesting in four years with 25% vesting each year.
For the year ended December 31, 2020, the Group granted 1,068,733 stock options to its employees and recognized RMB4,357 RMB10,435 and RMB1,619

share-based compensation expenses in administrative expenses, research and development expenses and equity in loss of an affiliate, respectively, in the consolidated
 statement of
comprehensive income
.
 No option became exercisable as of December 31, 2020.

The following table sets forth the stock options activities of 2020 Plan for the year ended December 31, 2020:

	Number of shares	Weighted average exercise price US$	Weighted average remaining contractual term	Aggregate intrinsic value US$
Outstanding as of December 31, 2019	—	—	—	—
Granted	1,068,733	5.91	—	—
Forfeited	(24,365)	5.91	—	—

Outstanding as of December 31, 2020	1,044,368	5.91	9.62	15,237

Exercisable as of December 31, 2020	—	—	—	—

A summary of
non-vested
stock option activities for the year ended December 31, 2020 is presented below:

	Number of shares	Weighted average grant-date fair value US$
Non-vested at December 31, 2019	—	—
Granted	1,068,733	8.71
Forfeited	(24,365)	8.65

Non-vested at December 31, 2020	1,044,368	8.71

Stock options granted to the employees were measured at fair value on the dates of grant using the Binomial Option Pricing Model with the following assumptions:

Year Ended December 31,
2020
Expected volatility	56.51%
Risk-free interest rate (per annum)	0.86%
Exercise multiple	2.20-2.80
Expected dividend yield	—
Contractual term (in years)	10
The expected volatility was estimated based on the historical volatility of comparable peer public companies with a time horizon close to the expected term of the Group’s options. The risk-free interest rate was estimated based on the yield to maturity of U.S. treasury bonds denominated in US$ for a term consistent with the expected term of the Group’s options in effect at the option valuation date. The expected exercise multiple was estimated as the average ratio of the stock price to the exercise price when employees would decide to voluntarily exercise their vested options. As the Group did not have sufficient information of past employee exercise history, it was estimated by referencing to a widely-accepted academic research publication. Expected dividend yield is zero as the Group has never declared or paid any cash dividends on its shares, and the Group does not anticipate any dividend payments in the foreseeable future. Expected term is the contract life of the option.
Restricted share units granted to employees under the 2020 Plan will be exercisable under the following items:
(a) 1/3 of the awarded restricted share units shall vest based on the following time attribution:(i) a vesting of 25% of the time attribution based restricted share units on the first anniversary of the applicable adoption date;(ii) a vesting of 25% of the time attribution based restricted share units on the second anniversary of the applicable adoption date;(iii) a vesting of 25% of the time attribution based restricted share units on the third anniversary of the applicable adoption date;(iv) a vesting of 25% of the time attribution based restricted share units on the fourth anniversary of the applicable adoption date.
(b) 1/3 of the awarded restricted share units shall vest based on the Group’s weighted average market value during the last 30 days prior to the initial vesting date, the terms and conditions of which are set forth in the executed award agreements. In the event that dilution of additional share issuance occurs, the market value targets herein shall be adjusted accordingly with the proportion of additional share issuance. In the event that the average market value of Standard & Poor’s 500 index falls by more than 20% from the date of grant, it shall be deemed as a decline of the market, and the board of the Group or a committee that board delegated its powers or authority to shall adjust the vesting schedule as appropriate.
(c) 1/3 of the awarded restricted share units shall vest based on certain performance conditions:(i) a vesting of 20% of the performance conditions based restricted share units if one of the performance conditions has been met at the initial vesting date;(ii) a vesting of 40% of the performance conditions based restricted share units if two of the performance conditions have been met at the initial vesting date;(iii) a vesting of 60% of the performance conditions based restricted share units if three of the performance conditions have been met at the initial vesting date;(iv) a vesting of 80% of the performance conditions based restricted share units if four of the performance conditions have been met at the initial vesting date; (v) a vesting of all of the performance conditions based restricted share units if five of the performance conditions or more have been met at the initial vesting date. As of December 31, 2020, it is probable that the 1/3 of the awarded restricted share units are fully vested because it is probable that at least five of the performance conditions will be met at the initial vesting date.
Notwithstanding the foregoing, if the Group’s weighted average market value during the last 30 days prior to the initial vesting date reaches US$2 billion or above, and to the extent such restricted share units have been granted and outstanding, any such restricted share unit (except for those are based on time attribution) shall vest in full with immediate effect, inure to the benefit of the related grantees.
For the year ended December 31, 2020, the Group granted 4,093,079 restricted share units to employees and recognized RMB76,663 RMB71,945 and RMB7,500 share-based compensation expenses in administrative expenses, research and development expenses and equity in loss of an affiliate, respectively, in the consolidated statement of comprehensive income
. No restricted share units became exercisable as of December 31, 2020.
The following table sets forth the restricted share units of 2020 Plan for the year ended December 31, 2020:

	Number of restricted share units	Weighted average exercise price US$	Weighted average remaining contractual term	Aggregate intrinsic value US$
Outstanding as of December 31, 2019	—	—	—	—
Granted	4,093,079	—	—	—
Forfeited	(13,461)	—	—	—

Outstanding as of December 31, 2020	4,079,618	—	9.70	83,632

A summary of
non-vested
restricted share units activities for the year ended December 31, 2020 is presented below:

	Number of restricted share units	Weighted average grant-date fair value US$
Non-vested at December 31, 2019	—	—
Granted	4,093,079	13.99
Forfeited	(13,461)	11.73

Non-vested at December 31, 2020	4,079,618	14.00

Apart from the aforementioned restricted share units, up to 1,446,875 shares can be issued in the form of restricted share unit to eligible grantees that the board of the Group or a committee that board delegated its powers or authority determined appropriate with immediate effect of being fully vested, which are defined as special awards and are subject to terms and conditions under 2018 Plan.
For the year ended December 31, 2020, the Group granted 1,328,120 such restricted share units to employees and recognized

RMB25,985 RMB67,182
and RMB19,085 share-based compensation expenses in administrative expenses, research and development expenses and equity in loss of an affiliate, respectively, in the consolidated statement of comprehensive incomes of December 31, 2020, 565,200 restricted share units were vested, among

which
 558,200
restricted share units were vested but not issued as ordinary shares as the employees will not be entitled to the rights of ordinary shares from the Group until they have the consideration for the transaction settled.
The following table sets forth the restricted share units subject to terms and conditions under 2018 Plan for the year ended December 31, 2020:

	Number of restricted share units	Weighted average exercise price US$	Weighted average remaining contractual term	Aggregate intrinsic value US$
Outstanding as of December 31, 2019	—	—	—	—
Granted	1,328,120	1.00	—	—
Vested	(565,200)	1.00	—	—

Outstanding as of December 31, 2020	762,920	1.00	9.65	14,877

A summary of
non-vested
restricted share units activities for the year ended December 31, 2020 is presented below:

	Number of restricted share units	Weighted average grant-date fair value US$
Non-vested at December 31, 2019	—	—
Granted	1,328,120	13.34
Vested	(565,200)	13.95

Non-vested at December 31, 2020	762,920	12.89

(g) Establishment of Biomaster Trust
Biomaster Trust was established under the trust deed dated October 23, 2019, between the Company and TMF Trust (HK) Limited, or TMF Trust, as the trustee of the Biomaster Trust. Through the Biomaster Trust, the Company’s ordinary shares and other rights and interests under awards granted pursuant to 2017 Plan and 2018 Plan may be provided to certain recipients of equity awards. Upon satisfaction of vesting conditions, TMF Trust will exercise the equity awards and transfer the relevant ordinary shares and other rights and interests under the equity awards to the relevant grant recipients with the consent of the advisory committee of Biomaster Trust. TMF Trust shall not exercise the voting rights attached to such ordinary shares unless otherwise directed by the advisory committee, whose members shall be appointed by
I-Mab.
The Company has the power to direct the relevant activities of Biomaster Trust and it has the ability to use its power over the Biomaster Trust to affect its exposure to returns. Therefore, the assets and liabilities of the Biomaster Trust are included in the
Group’s consolidated balance sheets.
(h) Surrender of stock options
On January 17, 2020, the Group completed its IPO. According to the amendments to 2017 Plan, the maximum aggregate number of shares which may be granted pursuant to all awards under 2017 Plan was changed to 9,609,084. Each of the Company’s founders, namely Zheru Zhang, Lili Qian, Zhengyi Wang and Lei Fang surrendered 83,142 unvested stock options that were granted to him or her under 2017 Plan before, totally 332,566 unvested options, for no consideration, and these stock options were cancelled immediately. According to the amendments to 2018 Plan, the maximum aggregate number of shares which may be granted pursuant to all awards under 2018 Plan was changed to 11,005,888. The director of the Company, Dr. Jingwu Zhang Zang surrendered 2,544,917 unvested options that were granted to him under 2018 Plan, for no consideration, and these stock options were cancelled immediately. Upon the completion of the Company’s IPO in January 2020, the Group has recorded RMB91,051 share-based compensation expense related to these surrendered options.
The stock options surrendered by the founders should be accounted for as capital contribution. As the founders did not get the title of the stock options to be surrendered and the number of stock options would not be determined until listing, the capital contribution was not accounted for during the year ended December 31, 2019. For the year ended December 31, 2020, the Group has reclassified RMB91,051 from additional paid-in
capital – share-based compensation to additional
paid-in
capital – capital contribution relating to the stock options surrendered in the consolidated statement of comprehensive income.
Share-Based Compensation Expense
The allocation of share-based compensation expense was as follows:

	Year Ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$ (Note 2.5)
Research and development expenses	1,056	470	284,431	43,591
Administrative expenses	2,464	514,733	209,033	32,036
Equity in loss of an affiliate	—	—	32,707	5,013

	3,520	515,203	526,171	80,640